Condensed Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ (1,192)	$ (16,875)	$ (22,815)	$ (18,296)	$ (14,269)
Other comprehensive gain, net of tax:
Gain on derivative instrument classified as cash flow hedge, including a tax effect	1,381	466	466	1,478	659
Reclassification adjustments for gains on derivative instruments included in net income, net	0	884	1,414	0	0
Comprehensive income (loss)	$ 189	$ (15,525)	$ (20,935)	$ (16,818)	$ (13,610)